Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 1,456,122	$ 250,366
Loss from operations	(1,456,122)	(250,366)
Other income (expense)
Unrealized gain on investments held in Trust Account	52,917	18,693
Financing costs — derivative warrant liabilities		(374,490)
Change in fair value of derivative warrant liabilities	(1,058,630)	(866,050)
Total other income (expense)	(1,005,713)	(1,221,847)
Net loss	$ (2,461,835)	$ (1,472,213)
Class A Ordinary Shares
Other income (expense)
Basic and diluted weighted average shares outstanding	23,000,000	23,000,000
Basic and diluted net loss per ordinary share	$ 0	$ 0
Class B Ordinary Shares
Other income (expense)
Basic and diluted weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net loss per ordinary share	$ (0.43)	$ (0.26)